Large Cap Blend Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2025 (unaudited)

Common Stocks (99.6%)	Shares/ Par +	Value $ (000’s)

Communication Services (9.7%)
Alphabet, Inc. - Class A	29,451	7,159
Meta Platforms, Inc. - Class A	8,592	6,310
The Walt Disney Co.	32,723	3,747

Total		17,216

Consumer Discretionary (11.6%)
Amazon.com, Inc. *	33,107	7,269
Chipotle Mexican Grill, Inc. *	22,049	864
Lowe’s Companies, Inc.	17,859	4,488
Marriott International, Inc.	5,320	1,386
McDonald’s Corp.	12,264	3,727
Tesla, Inc. *	6,552	2,914

Total		20,648

Consumer Staples (3.3%)
Mondelez International, Inc.	34,188	2,136
Walmart, Inc.	36,368	3,748

Total		5,884

Energy (2.6%)
Baker Hughes Co.	95,629	4,659

Total		4,659

Financials (15.9%)
American Express Co.	12,215	4,058
Ameriprise Financial, Inc.	3,583	1,760
Arthur J. Gallagher & Co.	11 ,408	3,534
Blackstone, Inc.	16,806	2,871
Mastercard, Inc.- Class A	8,558	4,868
Morgan Stanley	11,941	1,898
The Progressive Corp.	6,561	1,620

Common Stocks (99.6%)	Shares/ Par +	Value $ (000’s)

Financials continued
The Travelers Cos., Inc.	5,140	1,435
U.S. Bancorp	27,401	1,324
Wells Fargo & Co.	59,690	5,003

Total		28,371

Health Care (8.2%)
AbbVie, Inc.	12,006	2,780
Edwards Lifesciences Corp. *	26,013	2,023
Eli Lilly & Co.	3,605	2,751
Medtronic PLC	25,870	2,464
Regeneron Pharmaceuticals, Inc.	1,917	1,078
Stryker Corp.	6,298	2,328
Vertex Pharmaceuticals, Inc. *	3,036	1,189

Total		14,613

Industrials (7.5%)
Carrier Global Corp.	23,177	1,384
Deere & Co.	3,886	1,777
Eaton Corp. PLC	6,886	2,577
Howmet Aerospace, Inc.	7,907	1,551
Northrop Grumman Corp.	5,125	3,123
Trane Technologies PLC	5,555	2,344
United Rentals, Inc.	656	626

Total		13,382

Information Technology (35.0%)
Apple, Inc.	51,620	13,144
ASML Holding NV	1,503	1,455
Broadcom, Inc.	11,566	3,816
Intuit, Inc.	3,060	2,090
Microsoft Corp.	30,255	15,671
NVIDIA Corp.	87,846	16,390
NXP Semiconductors NV	17,778	4,049

Common Stocks (99.6%)	Shares/ Par +	Value $ (000’s)

Information Technology continued
Oracle Corp.	11,579	3,256
ServiceNow, Inc. *	2,555	2,351

Total		62,222

Materials (1.9%)
Vulcan Materials Co.	10,859	3,340

Total		3,340

Real Estate (0.6%)
Prologis, Inc.	9,368	1,073

Total		1,073

Utilities (3.3%)
Entergy Corp.	10,381	967
NextEra Energy, Inc.	36,287	2,739
The Southern Co.	22,302	2,114

Total		5,820

Total Common Stocks (Cost: $137,903)		177,228

Total Investments (99.6%) (Cost: $137,903)@		177,228

Other Assets, Less Liabilities (0.4%)		788

Net Assets (100.0%)		178,016

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
@

At September 30, 2025, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $137,903 and the net unrealized appreciation of investments based on that cost was $39,325 which is comprised of $40,871 aggregate gross unrealized appreciation and $1,546 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federaI income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Large Cap Blend Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2025.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

	(Amounts in thousands)
Assets:
Common Stocks	$177,228	$—	$—

Total Assets:	$177,228	$—	$—

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIO	Sterling Overnight Interbank Average Rate
MUTKCALM	Bank of Japan Unsecured Overnight Call Rate
DAC	Designated Activity Company
RSC	Restricted Scope Company
KSC	Kuwait Shareholding Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
PRIBOR	Prague Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand